Aggregate Amounts of Annual Maturities of Long-term Debt During Next Five Years (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)
Long Term Debt Maturities Repayments Of Principal [Line Items]
2014	$ 28,755	¥ 2,704,428
2015	18,110	1,703,219
2016	22,225	2,090,251
2017	12,835	1,207,091
2018	$ 14,268	¥ 1,341,901